Financial Instruments - Summary of Sensitivity Analysis for Change in Primary Currency Exposure (Detail) - Currency risk [member] € in Thousands	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	€ 136,739
Cash and cash equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	88,538
Investment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	47,310
Trade and other receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	2,311
Trade payables, other liabilities and accruals [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(1,420)
USD [member] | 5% increase in functional rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	5,701
USD [member] | 5% increase in functional rate [member] | Cash and cash equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	3,691
USD [member] | 5% increase in functional rate [member] | Investment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	1,972
USD [member] | 5% increase in functional rate [member] | Trade and other receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	97
USD [member] | 5% increase in functional rate [member] | Trade payables, other liabilities and accruals [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(59)
USD [member] | 5% decrease in functional rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(5,701)
USD [member] | 5% decrease in functional rate [member] | Cash and cash equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(3,691)
USD [member] | 5% decrease in functional rate [member] | Investment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(1,972)
USD [member] | 5% decrease in functional rate [member] | Trade and other receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	(97)
USD [member] | 5% decrease in functional rate [member] | Trade payables, other liabilities and accruals [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance	€ 59